FINANCE RECEIVABLES (Tables)	12 Months Ended
Sep. 30, 2012
FINANCE RECEIVABLES
Schedule of finance receivables

	As of September 30,
	2012	2011

Military loans	$369,361,165	$370,601,538
Retail installment contracts	27,441,843	34,632,001

Gross finance receivables	396,803,008	405,233,539

Net deferred loan fees and dealer discounts	(19,843,416)	(21,519,999)
Unearned debt protection fees and insurance premium reserves	(13,073,836)	(14,701,405)
Unapplied finance receivables payments	—	(11,152,083)
Debt protection claims and policy reserves	(2,975,238)	(1,759,026)
Total unearned fees and premiums	(35,892,490)	(49,132,513)

Finance receivables - net of unearned fees and premiums	360,910,518	356,101,026

Allowance for credit losses	(29,000,000)	(25,396,255)

Net finance receivables	$331,910,518	$330,704,771

Schedule of changes in the components of allowance for credit losses on finance receivables

	As of and for the Years Ended September 30,
	2012			2011
	Military Loans	Retail Contracts	Total	Military Loans	Retail Contracts	Total
	(dollars in thousands)
Allowance for credit losses:
Balance, beginning of period	$22,970	$2,426	$25,396	$22,764	$1,732	$24,496
Finance receivables charged-off	(32,611)	(1,923)	(34,534)	(26,349)	(2,516)	(28,865)
Recoveries	3,125	396	3,521	3,693	506	4,199
Provision	33,973	644	34,617	22,862	2,704	25,566
Balance, end of period	$27,457	$1,543	$29,000	$22,970	$2,426	$25,396

Finance receivables:	369,361	27,442	396,803	370,602	34,632	405,234
Allowance for credit losses	(27,457)	(1,543)	(29,000)	(22,970)	(2,426)	(25,396)
Balance net of allowance	$341,904	$25,899	$367,803	$347,632	$32,206	$379,838

Schedule of the amount of accrued interest receivable for nonperforming loans

	As of September 30,
	2012	2011 (1)
	(dollars in thousands)

Total accrued interest receivable	$7,377	$5,318

Non-performing assets:
Military loans	631	394
As percent of total accrued interest receivable	8.6%	7.4%

Retail installment contracts	13	14
As percent of total accrued interest receivable	0.2%	0.3%
Total accrued interest on non-performing assets	$644	$408

Total non-performing as a percent of total accrued interest	8.7%	7.7%

(1) Total accrued interest receivable is based on pro forma amounts and excludes the advance allotment payments.

Schedule of the credit quality of the Company's finance receivables

	As of and for Years Ending September 30,
	2012	2011
	(dollars in thousands)

Total finance receivables:
Gross balance	$396,803	$405,234
Performing	385,495	396,507
Non-performing (90 days delinquent)	11,308	8,727
Non-performing loans as a percent of gross balance	2.85%	2.15%

Military loans:
Gross balance	$369,361	$370,602
Performing	359,108	362,787
Non-performing (90 days delinquent)	10,253	7,815
Non-performing loans as a percent of gross balance	2.78%	2.11%

Retail installment contracts:
Gross balance	$27,442	$34,632
Performing	26,387	33,720
Non-performing (90 days delinquent)	1,055	912
Non-performing loans as a percent of gross balance	3.84%	2.63%

Schedule of age analysis of past due financing receivables

	Age Analysis of Past Due Financing Receivables
	As of September 30, 2012
	60-89 Days	90-180 Days	Total 60-180 Days	0-59 Days	Total
	Past Due	Past Due	Past Due	Past Due	Finance Receivables
	(dollars in thousands)
Finance receivables:
Military loans	$3,539	$10,253	$13,792	$355,569	$369,361
Retail installment contracts	380	1,055	1,435	26,007	27,442
Total	$3,919	$11,308	$15,227	$381,576	$396,803

	Age Analysis of Past Due Financing Receivables
	As of September 30, 2011
	60-89 Days	90-180 Days	Total 60-180 Days	0-59 Days	Total
	Past Due	Past Due	Past Due	Past Due	Finance Receivables
	(dollars in thousands)
Finance receivables:
Military loans	$4,697	$7,815	$12,512	$358,090	$370,602
Retail installment contracts	529	912	1,441	33,191	34,632
Total	$5,226	$8,727	$13,954	$391,280	$405,234

Schedule of the amount of earned fees related to the entity's debt protection product

	For the Years Ended September 30,
	2012	2011	2010

Revenue:
Net debt protection revenue	$8,346,102	$7,261,475	$1,285,641

Expenses:
Claims paid and change in reserve	$2,944,824	$1,879,518	$131,258
Third party commissions	898,811	797,989	138,656
Total expenses	$3,843,635	$2,677,507	$269,914

Net debt protection income:	$4,502,467	$4,583,968	$1,015,727

Summary of activity in the liability for unpaid claims and claim adjustment expenses for health and life coverage for debt protection and reinsurance

	As of and for the Years ended September 30,
	2012	2011	2010

Balance, beginning of period	$1,759,026	$653,926	$627,106

Claim amount incurred, related to
Prior periods	962,354	906,342	281,310
Current period	1,980,567	984,708	186,067
Total	2,942,921	1,891,050	467,377

Claim amount paid, related to
Prior periods	564,645	376,690	265,167
Current period	1,162,064	409,260	175,390
Total	1,726,709	785,950	440,557

Balance, end of period	$2,975,238	$1,759,026	$653,926